SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details - Concentrations) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Customer A [Member]
Product Information [Line Items]
Concentration percentage	95.33%	70.98%
Customer B [Member]
Product Information [Line Items]
Concentration percentage	0.00%	17.32%
Customer C [Member]
Product Information [Line Items]
Concentration percentage	0.00%	11.70%
Customer D [Member]
Product Information [Line Items]
Concentration percentage	0.00%	0.00%
Customer E [Member]
Product Information [Line Items]
Concentration percentage	0.00%	0.00%
All Customers [Member]
Product Information [Line Items]
Concentration percentage	95.33%	100.00%